Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Assets

8.  Other Assets

The detail of other assets as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2013	December 31, 2012
Prepaid expenses	$481	$386
Servicing assets	437	396
Net receivable due from SBA	429	758
Other	1,307	691
Total other assets	$2,654	$2,231